Average Annual Total Returns - Federated Hermes Capital Income Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	F 1 Year	F 5 Years	F 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	Standard and Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 1 Year		Standard and Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 5 Years		Standard and Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 10 Years		Former Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		Former Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		Former Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		New Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		New Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		New Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Allocation Funds Average–30% to 50% Equity 1 Year		Morningstar Allocation Funds Average–30% to 50% Equity 5 Years		Morningstar Allocation Funds Average–30% to 50% Equity 10 Years
Total	3.45%	5.71%	5.23%	1.88%	4.22%	3.59%	1.95%	3.82%	3.48%	2.89%	5.71%	5.17%	7.55%	6.07%	5.01%	7.40%	6.65%	5.71%	9.27%	6.69%	5.62%	9.73%	7.17%	6.02%	18.40%	[1]	15.22%	[1]	13.88%	[1]	5.31%	[2]	7.86%	[2]	7.55%	[2]	4.87%	[3]	7.88%	[3]	7.64%	[3]	8.86%	[4]	6.89%	[4]	5.97%	[4]

[1]	The Standard and Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Former Blended Index is comprised of 40% Russell 1000® Value Index/20% Bloomberg Barclays Emerging Markets USD Aggregate Index/20% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Bloomberg Barclays U.S. Mortgage Backed Securities Index. The Russell 1000® Value measures the performance of the large-cap value segment of the U.S. equity universe. The Bloomberg Barclays Emerging Markets USD Aggregate Index tracks total returns for external-currency-denominated debt instruments of the emerging markets. The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The Bloomberg Barclays U.S. Mortgage Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[3]	The New Blended Index is comprised of 40% Russell 1000® Value Index/20% Bloomberg Barclays EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Bloomberg Barclays U.S. Mortgage Backed Securities Index. At the end of the reporting period, the Fund’s investment adviser elected to change the emerging market component of the Blended Index from the Bloomberg Barclays Emerging Markets USD Aggregate Index to the Bloomberg Barclays EM Seasoned ex Aggregate/Eurodollar Index. The Bloomberg Barclays EM Seasoned ex Aggregate/Eurodollar Index is more reflective of the emerging market component of the Fund’s investment strategies. The BBEMSAE is the emerging markets debt component of the Bloomberg Barclay U.S. Universal Bond Index and is generally at least 80% noninvestment-grade.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.